Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization and Significant Accounting Policies [Abstract]
Estimated Amortization Expense for License
We estimated amortization expense for our license from Ionis in each of the next five years is as follows:

Years Ending December 31, (in thousands)	Amortization
2018	$120
2019	$120
2020	$120
2021	$118
2022	$112

Annual Future Minimum Payments Under Operating Lease
Annual future minimum payments under our operating lease for our office space in Cambridge, Massachusetts are as follows (in thousands) for each year indicated:

Cambridge Office Space Operating Lease
2018	$486
2019	250
2020	84
Total minimum payments	$820

Changes in Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss is comprised of unrealized gains and losses on investments, net of taxes and currency translation adjustments. The following table summarizes changes in accumulated other comprehensive loss for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31,
	2017	2016	2015
Beginning balance accumulated other comprehensive loss	$(21)	$(75)	$—
Unrealized gains (losses) on investments, net of tax (1)	(337)	75	(75)
Currency translation adjustment	(93)	(21)	—
Net other comprehensive income (loss)	(430)	54	(75)
Ending balance accumulated other comprehensive loss	$(451)	$(21)	$(75)

(1)	There was no tax benefit for other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015.